Leasing (Details) - Schedule of amounts recognized in profit and loss - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Amounts Recognized in Profit and Loss [Abstract]
Amortization of the right for use asset	₪ 425	₪ 398	₪ 171
Interest expense in respect of leasing	₪ 43	₪ 61	₪ 33